TAXES BASED ON INCOME (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Taxes Based on Income
U.S.	$ 3.5	$ (36.2)	$ (125.7)
International	360.9	399.3	363.3
Income from continuing operations before taxes	$ 364.4	$ 363.1	$ 237.6